Maxim Series Account

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Maxim Series Account and Those Charged with Governance of Maxim Series Account of Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Maxim Series Account (the Separate Account) as of December 31, 2024, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 6, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 17, 2025

Appendix A

The subaccounts that comprise the Maxim Series Account were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
BNY Mellon Stock Index Fund, Initial Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Aggressive Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Ariel Mid Cap Value Fund, Investor Class	Not Applicable	For the period from January 1, 2024 to October 25, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to October 25, 2024 (cessation of operations)
Empower Bond Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Conservative Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Government Money Market Fund, Investor Class	Not Applicable	For the period from January 1, 2024 to June 14, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to June 14, 2024 (cessation of operations)
Empower International Value Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Large Cap Value Fund, Investor II Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Mid Cap Value Fund, Investor Class	As of December 31, 2024	For the period from October 7, 2024 (commencement of operations) to December 31, 2024	For the period from October 7, 2024 (commencement of operations) to December 31, 2024
Empower Moderate Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Empower Moderately Aggressive Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Moderately Conservative Profile Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Multi-Sector Bond Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower S&P 500 Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower S&P Small Cap 600 Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower U.S. Government Securities Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Contrafund Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Government Money Market Portfolio, Initial Class	As of December 31, 2024	For the period from May 14, 2024 (commencement of operations) to December 31, 2024	For the period from May 14, 2024 (commencement of operations) to December 31, 2024
Janus Henderson Flexible Bond Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Neuberger Berman AMT Sustainable Equity Portfolio, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Foreign VIP Fund, Class 1	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

MAXIM SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	BNY Mellon Stock Index Fund, Initial Shares	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Value Fund, Investor II Class	Empower Mid Cap Value Fund, Investor Class
ASSETS:
Investments at fair value (1)	$1,216,867	$54,967	$29,793	$37,778	$154,950	$1,120,484	$401,675
Receivable from the fund manager	17	2	1	1	5	21	11
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,216,884	54,969	29,794	37,779	154,955	1,120,505	401,686

LIABILITIES:
Payable to the Contracts	17	2	1	1	5	21	11
Payable to the Company	12,711	-	-	1,007	352	24,378	5,929
Total liabilities	12,728	2	1	1,008	357	24,399	5,940

NET ASSETS	$1,204,156	$54,967	$29,793	$36,771	$154,598	$1,096,106	$395,746

ANALYSIS OF NET ASSETS
Accumulation period	$849,819	$54,967	$29,793	$29,168	$152,661	$731,636	$355,083
Annuity period	354,337	-	-	7,603	1,937	364,470	40,663
Total net assets	$1,204,156	$54,967	$29,793	$36,771	$154,598	$1,096,106	$395,746

Fair value per share (NAV)	$79.76	$5.62	$12.55	$7.42	$12.09	$11.84	$13.77
Shares outstanding in the Separate Account	15,257	9,781	2,374	5,091	12,816	94,635	29,170

(1) Investments in mutual fund shares, at cost	$793,647	$61,503	$33,555	$40,950	$137,235	$1,014,737	$435,956

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
ASSETS:
Investments at fair value (1)	$59,528	$17,376	$14,426	$16,620	$6,374,507	$240,379	$25,276
Receivable from the fund manager	2	1	-	1	242	8	1
Receivable from the Company	-	-	-	-	50,096	-	-
Total assets	59,530	17,377	14,426	16,621	6,424,845	240,387	25,277

LIABILITIES:
Payable to the Contracts	2	1	-	1	243	8	1
Payable to the Company	4,680	-	1,687	1,045	-	3,188	-
Total liabilities	4,682	1	1,687	1,046	243	3,196	1

NET ASSETS	$54,848	$17,376	$12,739	$15,575	$6,424,602	$237,191	$25,276

ANALYSIS OF NET ASSETS
Accumulation period	$19,506	$17,376	$-	$9,823	$5,513,207	$213,112	$25,276
Annuity period	35,342	-	12,739	5,752	911,395	24,079	-
Total net assets	$54,848	$17,376	$12,739	$15,575	$6,424,602	$237,191	$25,276

Fair value per share (NAV)	$6.31	$6.95	$8.02	$12.95	$37.62	$13.13	$37.65
Shares outstanding in the Separate Account	9,434	2,500	1,799	1,283	169,445	18,308	671

(1) Investments in mutual fund shares, at cost	$64,838	$19,049	$15,072	$17,027	$4,058,082	$237,869	$19,851

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower U.S. Government Securities Fund, Investor Class	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Janus Henderson Flexible Bond Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio, Class I	Templeton Foreign VIP Fund, Class 1
ASSETS:
Investments at fair value (1)	$622,564	$132,722	$796,651	$475,829	$785,317	$155,329
Receivable from the fund manager	24	5	19	7	11	2
Receivable from the Company	1,165	-	1,809	107	22,787	-
Total assets	623,753	132,727	798,479	475,943	808,115	155,331

LIABILITIES:
Payable to the Contracts	24	5	19	7	11	2
Payable to the Company	-	11,824	-	-	-	-
Total liabilities	24	11,829	19	7	11	2

NET ASSETS	$623,729	$120,898	$798,460	$475,936	$808,104	$155,329

ANALYSIS OF NET ASSETS
Accumulation period	$569,598	$46,407	$649,079	$474,485	$444,260	$155,329
Annuity period	54,131	74,491	149,381	1,451	363,844	-
Total net assets	$623,729	$120,898	$798,460	$475,936	$808,104	$155,329

Fair value per share (NAV)	$10.71	$57.94	$1.00	$9.75	$39.93	$14.08
Shares outstanding in the Separate Account	58,129	2,291	796,651	48,803	19,667	11,032

(1) Investments in mutual fund shares, at cost	$681,471	$91,138	$796,651	$502,131	$558,373	$151,769

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BNY Mellon Stock Index Fund, Initial Shares	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower International Value Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$14,239	$1,691	$4,363	$705	$1,165	$16,401	$2,536

EXPENSES:
Mortality and expense risk	6,126	687	4,274	386	485	3,636	2,024

NET INVESTMENT INCOME (LOSS)	8,113	1,004	89	319	680	12,765	512

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	78,703	(447)	(68,758)	(122)	(130)	-	1,283
Capital gain distributions	76,654	2,531	8,134	-	506	-	4,842

Net realized gain (loss) on investments	155,357	2,084	(60,624)	(122)	376	-	6,125

Change in net unrealized appreciation (depreciation) on investments	97,885	2,295	80,816	(315)	393	-	(247)

Net realized and unrealized gain (loss) on investments	253,242	4,379	20,192	(437)	769	-	5,878

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$261,355	$5,383	$20,281	$(118)	$1,449	$12,765	$6,390

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Large Cap Value Fund, Investor II Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$9,926	$28,896	$1,814	$520	$420	$590	$33,537

EXPENSES:
Mortality and expense risk	8,547	776	757	215	186	209	88,642

NET INVESTMENT INCOME (LOSS)	1,379	28,120	1,057	305	234	381	(55,105)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	70,383	357	(381)	(33)	(34)	(5)	545,813
Capital gain distributions	103,183	4,196	2,405	508	264	-	27,834

Net realized gain (loss) on investments	173,566	4,553	2,024	475	230	(5)	573,647

Change in net unrealized appreciation (depreciation) on investments	6,523	(34,281)	758	505	277	248	771,031

Net realized and unrealized gain (loss) on investments	180,089	(29,728)	2,782	980	507	243	1,344,678

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$181,468	$(1,608)	$3,839	$1,285	$741	$624	$1,289,573

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Janus Henderson Flexible Bond Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio, Class I
INVESTMENT INCOME:
Dividend income	$1,847	$-	$16,636	$234	$20,160	$13,748	$1,664

EXPENSES:
Mortality and expense risk	4,246	390	8,964	1,565	3,583	760	4,070

NET INVESTMENT INCOME (LOSS)	(2,399)	(390)	7,672	(1,331)	16,577	12,988	(2,406)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	19,822	10,970	(36,260)	5,569	-	(738)	43,503
Capital gain distributions	10,266	896	-	14,902	-	-	35,846

Net realized gain (loss) on investments	30,088	11,866	(36,260)	20,471	-	(738)	79,349

Change in net unrealized appreciation (depreciation) on investments	(3,868)	(9,348)	17,939	14,214	-	(18,298)	102,777

Net realized and unrealized gain (loss) on investments	26,220	2,518	(18,321)	34,685	-	(19,036)	182,126

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,821	$2,128	$(10,649)	$33,354	$16,577	$(6,048)	$179,720

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

SUBACCOUNTS
Templeton Foreign VIP Fund, Class 1
INVESTMENT INCOME:
Dividend income	$4,164

EXPENSES:
Mortality and expense risk	808

NET INVESTMENT INCOME (LOSS)	3,356

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	55
Capital gain distributions	-

Net realized gain (loss) on investments	55

Change in net unrealized appreciation (depreciation) on investments	(5,444)

Net realized and unrealized gain (loss) on investments	(5,389)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,033)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BNY Mellon Stock Index Fund, Initial Shares	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower International Value Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,113	$1,004	$89	$319	$680	$12,765	$512
Net realized gain (loss) on investments	155,357	2,084	(60,624)	(122)	376	-	6,125
Change in net unrealized appreciation (depreciation) on investments	97,885	2,295	80,816	(315)	393	-	(247)

Net increase (decrease) in net assets resulting from operations	261,355	5,383	20,281	(118)	1,449	12,765	6,390

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,500	-	-	-	-	-	-
Contract maintenance charges	(52)	-	(127)	-	-	(387)	(22)
Contract owners' benefits	-	-	-	-	-	(46,860)	-
Net transfers (to) from the Company and/or Subaccounts	(157,116)	(2,038)	(462,118)	(929)	(1,693)	(746,824)	(5,221)
Adjustments to net assets allocated to contracts in payout phase	(16,764)	-	9,045	-	597	6,308	156

Increase (decrease) in net assets resulting from Contract transactions	(171,432)	(2,038)	(453,200)	(929)	(1,096)	(787,763)	(5,087)

Total increase (decrease) in net assets	89,923	3,345	(432,919)	(1,047)	353	(774,998)	1,303

NET ASSETS:
Beginning of period	1,114,233	51,622	432,919	30,840	36,418	774,998	153,295

End of period	$1,204,156	$54,967	$-	$29,793	$36,771	$-	$154,598

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Large Cap Value Fund, Investor II Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,379	$28,120	$1,057	$305	$234	$381	$(55,105)
Net realized gain (loss) on investments	173,566	4,553	2,024	475	230	(5)	573,647
Change in net unrealized appreciation (depreciation) on investments	6,523	(34,281)	758	505	277	248	771,031

Net increase (decrease) in net assets resulting from operations	181,468	(1,608)	3,839	1,285	741	624	1,289,573

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,500	-	-	-	-	-	30
Contract maintenance charges	(177)	(21)	(27)	(31)	-	(3)	(2,651)
Contract owners' benefits	-	-	-	-	-	-	(349,701)
Net transfers (to) from the Company and/or Subaccounts	(273,382)	403,304	(3,218)	-	(1,076)	(598)	(653,134)
Adjustments to net assets allocated to contracts in payout phase	(16,435)	(5,929)	2,577	-	966	469	82,506

Increase (decrease) in net assets resulting from Contract transactions	(287,494)	397,354	(668)	(31)	(110)	(132)	(922,950)

Total increase (decrease) in net assets	(106,026)	395,746	3,171	1,254	631	492	366,623

NET ASSETS:
Beginning of period	1,202,132	-	51,677	16,122	12,108	15,083	6,057,979

End of period	$1,096,106	$395,746	$54,848	$17,376	$12,739	$15,575	$6,424,602

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio, Initial Class	Janus Henderson Flexible Bond Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,399)	$(390)	$7,672	$(1,331)	$16,577	$12,988	$(2,406)
Net realized gain (loss) on investments	30,088	11,866	(36,260)	20,471	-	(738)	79,349
Change in net unrealized appreciation (depreciation) on investments	(3,868)	(9,348)	17,939	14,214	-	(18,298)	102,777

Net increase (decrease) in net assets resulting from operations	23,821	2,128	(10,649)	33,354	16,577	(6,048)	179,720

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(80)	-	(607)	(36)	(143)	(9)	(21)
Contract owners' benefits	-	-	(65,608)	-	(114,040)	-	-
Net transfers (to) from the Company and/or Subaccounts	(158,937)	(31,872)	13,816	(12,649)	894,257	424,595	(132,286)
Adjustments to net assets allocated to contracts in payout phase	1,756	-	4,314	2,156	1,809	15	20,977

Increase (decrease) in net assets resulting from Contract transactions	(157,261)	(31,872)	(48,085)	(10,529)	781,883	424,601	(111,330)

Total increase (decrease) in net assets	(133,440)	(29,744)	(58,734)	22,825	798,460	418,553	68,390

NET ASSETS:
Beginning of period	370,631	55,020	682,463	98,073	-	57,383	739,714

End of period	$237,191	$25,276	$623,729	$120,898	$798,460	$475,936	$808,104

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

SUBACCOUNTS
Templeton Foreign VIP Fund, Class 1
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,356
Net realized gain (loss) on investments	55
Change in net unrealized appreciation (depreciation) on investments	(5,444)

Net increase (decrease) in net assets resulting from operations	(2,033)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-
Contract maintenance charges	(7)
Contract owners' benefits	-
Net transfers (to) from the Company and/or Subaccounts	2,551
Adjustments to net assets allocated to contracts in payout phase	-

Increase (decrease) in net assets resulting from Contract transactions	2,544

Total increase (decrease) in net assets	511

NET ASSETS:
Beginning of period	154,818

End of period	$155,329

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BNY Mellon Stock Index Fund, Initial Shares	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower International Value Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,344	$917	$5,050	$230	$679	$26,579	$268
Net realized gain (loss) on investments	47,976	(4,853)	36,701	(2,065)	194	(1)	4,364
Change in net unrealized appreciation (depreciation) on investments	169,350	11,932	(4,032)	3,388	1,638	1	18,490

Net increase (decrease) in net assets resulting from operations	226,670	7,996	37,719	1,553	2,511	26,579	23,122

CONTRACT TRANSACTIONS:
Contract owners' net payments	5,400	-	-	-	-	-	-
Contract maintenance charges	(25)	-	(190)	-	-	(720)	(53)
Contract owners' benefits	-	-	-	-	-	(89,176)	-
Net transfers (to) from the Company and/or Subaccounts	(27,770)	(20,005)	(65,552)	(17,222)	(1,543)	68,065	(10,637)
Adjustments to net assets allocated to contracts in payout phase	(18,642)	-	(7,270)	-	(1,604)	26,518	(215)

Increase (decrease) in net assets resulting from Contract transactions	(41,037)	(20,005)	(73,012)	(17,222)	(3,147)	4,687	(10,905)

Total increase (decrease) in net assets	185,633	(12,009)	(35,293)	(15,669)	(636)	31,266	12,217

NET ASSETS:
Beginning of period	928,600	63,631	468,212	46,509	37,054	743,732	141,078

End of period	$1,114,233	$51,622	$432,919	$30,840	$36,418	$774,998	$153,295

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower Large Cap Value Fund, Investor II Class	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi- Sector Bond Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,675	$996	$150	$268	$270	$(55,702)	$(2,521)
Net realized gain (loss) on investments	67,989	(14,206)	(2,148)	(37)	(879)	527,663	10,641
Change in net unrealized appreciation (depreciation) on investments	56,950	21,910	4,240	1,078	2,150	786,968	42,001

Net increase (decrease) in net assets resulting from operations	129,614	8,700	2,242	1,309	1,541	1,258,929	50,121

CONTRACT TRANSACTIONS:
Contract owners' net payments	4,200	-	-	-	-	-	-
Contract maintenance charges	(224)	(27)	(31)	-	(10)	(2,678)	(82)
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(65,982)	(85,335)	(11,200)	(4,498)	(19,085)	(848,625)	(86,771)
Adjustments to net assets allocated to contracts in payout phase	(13,851)	(7,257)	-	(2,653)	(557)	(137,720)	(4,945)

Increase (decrease) in net assets resulting from Contract transactions	(75,857)	(92,619)	(11,231)	(7,151)	(19,652)	(989,023)	(91,798)

Total increase (decrease) in net assets	53,757	(83,919)	(8,989)	(5,842)	(18,111)	269,906	(41,677)

NET ASSETS:
Beginning of period	1,148,375	135,596	25,111	17,950	33,194	5,788,073	412,308

End of period	$1,202,132	$51,677	$16,122	$12,108	$15,083	$6,057,979	$370,631

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Fidelity VIP Contrafund Portfolio	Janus Henderson Flexible Bond Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio, Class I	Templeton Foreign VIP Fund, Class 1
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(675)	$6,817	$(790)	$2,135	$(994)	$4,084
Net realized gain (loss) on investments	8,933	(5,212)	7,192	(705)	12,047	(16)
Change in net unrealized appreciation (depreciation) on investments	2,086	18,604	22,336	1,331	143,590	22,298

Net increase (decrease) in net assets resulting from operations	10,344	20,209	28,738	2,761	154,643	26,366

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	1,200	1,200
Contract maintenance charges	(9)	(679)	(35)	(10)	(3)	(1)
Contract owners' benefits	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(26,901)	(29,655)	(13,111)	(4,521)	(14,035)	(1,769)
Adjustments to net assets allocated to contracts in payout phase	-	(2,560)	(9,779)	6	(6,813)	-

Increase (decrease) in net assets resulting from Contract transactions	(26,910)	(32,894)	(22,925)	(4,525)	(19,651)	(570)

Total increase (decrease) in net assets	(16,566)	(12,685)	5,813	(1,764)	134,992	25,796

NET ASSETS:
Beginning of period	71,586	695,148	92,260	59,147	604,722	129,022

End of period	$55,020	$682,463	$98,073	$57,383	$739,714	$154,818

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

MAXIM SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The Maxim Series Account (the Separate Account), a separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance was established on December 30, 1998.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of Subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

If available under their Contract for investment, Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts. New Contracts are no longer being sold under the products in the Separate Account, but owners of existing Contracts may make additional deposits.

The following is a list of the variable annuity products funded by the Separate Account:

AICPA

Maxim (Maxim II and Maxim III)

MVP

For the years ended December 31, 2024 and 2023, the Separate Account was invested in up to 22 Subaccounts, as follows:

BNY Mellon Stock Index Fund, Initial Shares

Empower Aggressive Profile Fund, Investor Class

Empower Ariel Mid Cap Value Fund, Investor Class(a)

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Investor Class

Empower Government Money Market Fund, Investor Class(a)

Empower International Value Fund, Investor Class

Empower Large Cap Value Fund, Investor II Class

Empower Mid Cap Value Fund, Investor Class(a)

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower S&P 500 Index Fund, Investor Class

Empower S&P Small Cap 600 Index Fund, Investor Class

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

Empower U.S. Government Securities Fund, Investor Class

Fidelity VIP Contrafund Portfolio

Fidelity VIP Government Money Market Portfolio, Initial Class(a)

Janus Henderson Flexible Bond Portfolio

Neuberger Berman AMT Sustainable Equity Portfolio, Class I

Templeton Foreign VIP Fund, Class 1

(a) See Subaccount Changes tables below

Subaccount Changes: Merged Subaccount

During 2024, the following Subaccount was merged:

Original Subaccount	Merged Into	Date of Merger
Empower Ariel Mid Cap Value Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	October 25, 2024

Subaccount Changes: Closed Subaccount

During 2024, the following Subaccount was closed:

Subaccount Name	Date of Closure
Empower Government Money Market Fund, Investor Class	June 14, 2024

Subaccount Changes: Opened Subaccounts

During 2024, the following Subaccounts were opened:

Subaccount Name	Date of Commencement
Empower Mid Cap Value Fund, Investor Class	October 7, 2024

Fidelity VIP Government Money Market Portfolio, Initial Class	May 14, 2024

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

Certain Subaccounts that had no investments balances as of December 31, 2024 or that did not have activity during the year ended December 31, 2024 are not presented on the Statements of Assets and Liabilities as of December 31, 2024 or Statements of Operations for the year ended December 31, 2024, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to Contracts in payout period on the Statements of Changes in Net Assets of the applicable Subaccounts.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
BNY Mellon Stock Index Fund, Initial Shares	$95,727	$165,629
Empower Aggressive Profile Fund, Investor Class	4,221	2,724
Empower Ariel Mid Cap Value Fund, Investor Class	12,497	466,519
Empower Bond Index Fund, Investor Class	705	1,315
Empower Conservative Profile Fund, Investor Class	1,671	2,178
Empower Government Money Market Fund, Investor Class	17,731	798,735
Empower International Value Fund, Investor Class	7,378	7,266
Empower Large Cap Value Fund, Investor II Class	119,784	286,280
Empower Mid Cap Value Fund, Investor Class	443,645	8,046
Empower Moderate Profile Fund, Investor Class	4,219	4,001
Empower Moderately Aggressive Profile Fund, Investor Class	1,029	246
Empower Moderately Conservative Profile Fund, Investor Class	684	1,261
Empower Multi-Sector Bond Fund, Investor Class	590	810
Empower S&P 500 Index Fund, Investor Class	333,685	1,366,410
Empower S&P Small Cap 600 Index Fund, Investor Class	12,112	163,263
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	896	32,262
Empower U.S. Government Securities Fund, Investor Class	398,546	443,272
Fidelity VIP Contrafund Portfolio	15,136	14,250
Fidelity VIP Government Money Market Portfolio, Initial Class	1,177,415	380,764
Janus Henderson Flexible Bond Portfolio	442,869	5,295
Neuberger Berman AMT Sustainable Equity Portfolio, Class I	37,509	136,375
Templeton Foreign VIP Fund, Class 1	6,721	820

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
BNY Mellon Stock Index Fund, Initial Shares	82	2,600	(2,518)	132	618	(486)
Empower Aggressive Profile Fund, Investor Class	-	122	(122)	-	1,405	(1,405)
Empower Ariel Mid Cap Value Fund, Investor Class	-	3,934	(3,934)	-	629	(629)
Empower Bond Index Fund, Investor Class	-	62	(62)	-	1,178	(1,178)
Empower Conservative Profile Fund, Investor Class	-	139	(139)	-	137	(137)
Empower Government Money Market Fund, Investor Class	52	51,258	(51,206)	7,490	9,795	(2,305)
Empower International Value Fund, Investor Class	-	136	(136)	-	297	(297)
Empower Large Cap Value Fund, Investor II Class	397	16,128	(15,731)	434	5,008	(4,574)
Empower Mid Cap Value Fund, Investor Class	40,610	686	39,924	-	-	-
Empower Moderate Profile Fund, Investor Class	-	230	(230)	-	6,779	(6,779)
Empower Moderately Aggressive Profile Fund, Investor Class	-	2	(2)	-	854	(854)
Empower Moderately Conservative Profile Fund, Investor Class	-	83	(83)	-	379	(379)
Empower Multi-Sector Bond Fund, Investor Class	-	12	(12)	-	387	(387)
Empower S&P 500 Index Fund, Investor Class	11,200	56,113	(44,913)	733	48,565	(47,832)
Empower S&P Small Cap 600 Index Fund, Investor Class	-	1,466	(1,466)	-	924	(924)
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	-	322	(322)	-	304	(304)
Empower U.S. Government Securities Fund, Investor Class	12,419	13,837	(1,418)	-	748	(748)
Fidelity VIP Contrafund Portfolio	-	158	(158)	-	205	(205)
Fidelity VIP Government Money Market Portfolio, Initial Class	114,879	37,195	77,684	-	-	-
Janus Henderson Flexible Bond Portfolio	16,127	175	15,952	-	182	(182)
Neuberger Berman AMT Sustainable Equity Portfolio, Class I	-	2,221	(2,221)	43	339	(296)
Templeton Foreign VIP Fund, Class 1	104	1	103	90	116	(26)

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, benefit base, asset base, a Contract's total asset value, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.50% - 1.40% of the average daily net assets of the Subaccounts
Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0% - 3.50% of each payment, if applicable

Annual Contract Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$27 - $35 annually

Transfer Charge
This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as a reduction in Contract owners’ benefits within the Statements of Changes in Net Assets.	$10 per transfer, after the first 24 transfers in any calendar year

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. Only one product, Maxim, holds investments in two product sub-sets, Maxim II and Maxim III. These product sub-sets have unique combinations of features and expenses that are charged against the Contract owner's account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which product sub-sets offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Maxim Series II Accounts:
Empower Government Money Market Fund, Investor Class
2024	-	$-	$-	$-	2.27%	1.40%	1.40%	1.62%	1.62%
2023	18	19.50	19.50	354	4.45%	1.40%	1.40%	3.08%	3.08%
2022	10	18.92	18.92	744	1.08%	1.40%	1.40%	42.16%	42.16%
2021	54	13.31	13.31	924	0.01%	1.40%	1.40%	(30.68)%	(30.86)%
2020	21	19.20	19.25	294	0.30%	1.40%	1.40%	(1.13)%	(1.13)%
Empower S&P 500 Index Fund, Investor Class
2024	237	24.32	24.32	5,821	0.53%	1.40%	1.40%	22.59%	22.59%
2023	281	19.84	19.84	5,549	0.44%	1.40%	1.40%	23.87%	23.87%
2022	325	16.02	16.02	5,788	0.36%	1.40%	1.40%	(20.54)%	(20.54)%
2021	353	20.16	20.16	7,734	0.35%	1.40%	1.40%	27.80%	27.80%
2020	415	15.77	15.77	6,617	0.78%	1.40%	1.40%	16.16%	16.16%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower U.S. Government Securities Fund, Investor Class
2024	15	$41.06	$41.47	$617	2.60%	1.40%	1.40%	(0.65)%	(0.65)%
2023	16	41.61	41.61	676	2.40%	1.40%	1.40%	3.01%	3.01%
2022	17	40.39	40.39	695	1.35%	1.40%	1.40%	(12.24)%	(12.24)%
2021	22	46.03	46.03	992	0.65%	1.40%	1.40%	(4.04)%	(4.98)%
2020	27	47.97	48.44	1,266	0.93%	1.40%	1.40%	4.39%	4.40%
Fidelity VIP Government Money Market Portfolio, Initial Class
2024	39	10.25	10.25	397	3.36%	1.00%	1.00%	2.11%	2.11%
Maxim Series III Accounts:
BNY Mellon Stock Index Fund, Initial Shares
2024	19	63.61	63.61	1,204	1.17%	0.50%	0.50%	24.04%	24.04%
2023	22	51.28	51.28	1,114	1.43%	0.50%	0.50%	25.30%	25.30%
2022	22	40.93	40.93	929	1.36%	0.50%	0.50%	(19.37)%	(19.37)%
2021	22	50.76	50.76	1,116	1.15%	0.50%	0.50%	28.80%	28.80%
2020	23	39.41	39.41	891	1.65%	0.50%	0.50%	17.43%	17.43%
Empower Aggressive Profile Fund, Investor Class
2024	3	17.21	17.21	55	3.09%	1.25%	1.25%	10.54%	10.54%
2023	3	15.56	15.56	52	3.11%	1.25%	1.25%	15.49%	15.49%
2022	5	13.48	13.48	64	1.55%	1.25%	1.25%	(16.24)%	(16.24)%
2021	5	16.09	16.09	77	5.61%	1.25%	1.25%	18.04%	18.04%
2020	5	13.63	13.63	67	1.74%	1.25%	1.25%	10.64%	10.64%
Empower Ariel Mid Cap Value Fund, Investor Class
2024	-	-	-	-	1.06%	1.25%	1.25%	5.57%	5.57%
2023	4	112.33	112.33	433	2.39%	1.25%	1.25%	9.08%	9.08%
2022	5	102.98	102.98	468	5.07%	1.25%	1.25%	(13.63)%	(13.63)%
2021	5	119.23	119.23	555	1.99%	1.25%	1.25%	24.00%	24.00%
2020	5	96.15	96.15	471	2.76%	1.25%	1.25%	7.73%	7.73%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Bond Index Fund, Investor Class
2024	2	$14.71	$14.71	$30	2.30%	1.25%	1.25%	(0.44)%	(0.44)%
2023	2	14.77	14.77	31	1.98%	1.25%	1.25%	3.72%	3.72%
2022	3	14.24	14.24	47	1.16%	1.25%	1.25%	(14.72)%	(14.72)%
2021	3	16.70	16.70	56	0.82%	1.25%	1.25%	(3.64)%	(3.64)%
2020	3	17.33	17.33	58	1.69%	1.25%	1.25%	5.87%	5.87%
Empower Conservative Profile Fund, Investor Class
2024	3	12.06	12.06	37	3.02%	1.25%	1.25%	3.78%	3.78%
2023	3	11.62	11.62	36	3.05%	1.25%	1.25%	6.91%	6.91%
2022	3	10.87	10.87	37	1.80%	1.25%	1.25%	(11.02)%	(11.02)%
2021	4	12.22	12.22	43	2.45%	1.25%	1.25%	5.00%	5.00%
2020	4	11.64	11.64	41	2.16%	1.25%	1.25%	6.87%	6.87%
Empower Government Money Market Fund, Investor Class
2024	-	-	-	-	2.27%	0.50%	1.25%	2.04%	1.69%
2023	33	13.23	12.50	421	4.45%	0.50%	1.25%	4.02%	3.25%
2022	44	12.71	12.11	744	1.08%	0.50%	1.25%	(9.02)%	(4.51)%
2021	16	13.31	13.31	924	0.01%	0.50%	1.25%	8.56%	4.92%
2020	82	12.26	12.69	1,146	0.30%	0.50%	1.25%	(0.96)%	(0.19)%
Empower International Value Fund, Investor Class
2024	4	38.55	38.55	155	1.57%	1.25%	1.25%	4.15%	4.15%
2023	4	37.02	37.02	153	1.42%	1.25%	1.25%	16.57%	16.57%
2022	4	31.76	31.76	141	1.15%	1.25%	1.25%	(16.01)%	(16.01)%
2021	5	37.81	37.81	174	1.65%	1.25%	1.25%	9.16%	9.16%
2020	5	34.64	34.64	159	1.06%	1.25%	1.25%	8.37%	8.37%
Empower Large Cap Value Fund, Investor II Class
2024	66	17.13	16.48	1,096	0.79%	0.50%	1.25%	14.93%	14.06%
2023	82	14.90	14.44	1,202	1.09%	0.50%	1.25%	11.95%	11.12%
2022	86	13.31	13.00	1,148	1.76%	0.50%	1.25%	(3.11)%	(5.40)%
2021	83	13.74	13.74	1,135	1.12%	0.50%	1.25%	25.62%	24.51%
2020	94	10.94	11.04	1,030	1.21%	0.50%	1.25%	2.60%	3.32%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Empower Mid Cap Value Fund, Investor Class
2024	40		$10.06	$10.06	$396	11.77%	1.00%	1.00%	(0.48)%	(0.48)%
Empower Moderate Profile Fund, Investor Class
2024	4		14.30	14.30	55	3.01%	1.25%	1.25%	6.60%	6.60%
2023	4		13.42	13.42	52	2.49%	1.25%	1.25%	10.54%	10.54%
2022	11		12.14	12.14	136	2.18%	1.25%	1.25%	(13.12)%	(13.12)%
2021	12		13.97	13.97	164	3.35%	1.25%	1.25%	10.60%	10.60%
2020	12		12.63	12.63	155	1.58%	1.25%	1.25%	9.84%	9.84%
Empower Moderately Aggressive Profile Fund, Investor Class
2024	1		15.24	15.24	17	3.05%	1.25%	1.25%	7.98%	7.98%
2023	1		14.12	14.12	16	2.21%	1.25%	1.25%	12.20%	12.20%
2022	2		12.58	12.58	25	1.58%	1.25%	1.25%	(14.18)%	(14.18)%
2021	2		14.66	14.66	28	4.17%	1.25%	1.25%	12.84%	12.84%
2020	2		12.99	12.99	28	2.10%	1.25%	1.25%	10.38%	10.38%
Empower Moderately Conservative Profile Fund, Investor Class
2024	1		13.11	13.11	13	2.84%	1.25%	1.25%	5.12%	5.12%
2023	1		12.47	12.47	12	3.07%	1.25%	1.25%	8.53%	8.53%
2022	2		11.49	11.49	18	1.72%	1.25%	1.25%	(11.96)%	(11.96)%
2021	2		13.05	13.05	20	3.07%	1.25%	1.25%	7.82%	7.82%
2020	2		12.10	12.10	19	1.36%	1.25%	1.25%	8.17%	8.17%
Empower Multi-Sector Bond Fund, Investor Class
2024	0	*	53.08	53.08	16	3.55%	1.25%	1.25%	3.83%	3.83%
2023	0	*	51.13	51.13	15	2.38%	1.25%	1.25%	6.54%	6.54%
2022	1		47.99	47.99	33	2.33%	1.25%	1.25%	(9.27)%	(9.27)%
2021	1		52.89	52.89	37	2.33%	1.25%	1.25%	(3.92)%	(3.92)%
2020	1		55.05	55.05	38	3.42%	1.25%	1.25%	7.75%	7.75%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Empower S&P 500 Index Fund, Investor Class
2024	24		$24.60	$24.60	$604	0.53%	1.25%	1.25%	22.78%	22.78%
2023	26		20.04	20.04	509	0.44%	1.25%	1.25%	24.06%	24.06%
2022	30		16.15	16.15	5,788	0.36%	1.25%	1.25%	(19.89)%	(19.89)%
2021	31		20.16	20.16	7,734	0.35%	1.25%	1.25%	27.10%	27.10%
2020	45		15.86	15.86	717	0.78%	1.25%	1.25%	16.29%	16.29%
Empower S&P Small Cap 600 Index Fund, Investor Class
2024	2		109.09	109.09	237	0.55%	1.25%	1.25%	6.59%	6.59%
2023	4		102.34	102.34	371	0.54%	1.25%	1.25%	14.04%	14.04%
2022	5		89.75	89.75	412	0.48%	1.25%	1.25%	(17.54)%	(17.54)%
2021	5		108.84	108.84	499	2.00%	1.25%	1.25%	24.37%	24.37%
2020	4		87.51	87.51	368	1.60%	1.25%	1.25%	9.55%	9.55%
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
2024	0	*	105.52	105.52	25	0.00%	1.25%	1.25%	7.69%	7.69%
2023	1		97.98	97.98	55	0.00%	1.25%	1.25%	18.43%	18.43%
2022	1		82.73	82.73	72	0.02%	1.25%	1.25%	(23.78)%	(23.78)%
2021	1		108.55	108.55	95	0.18%	1.25%	1.25%	13.46%	13.46%
2020	1		95.68	95.68	83	0.00%	1.25%	1.25%	22.57%	22.57%
Empower U.S. Government Securities Fund, Investor Class
2024	0	*	21.14	21.14	7	2.60%	1.25%	1.25%	(0.50)%	(0.50)%
2023	0	*	21.25	21.25	7	2.40%	1.25%	1.25%	3.15%	3.15%
2022	0	*	20.60	20.60	695	1.35%	1.25%	1.25%	(55.25)%	(55.25)%
2021	22		46.03	46.03	992	0.65%	1.25%	1.25%	87.51%	87.51%
2020	0	*	24.55	24.55	15	0.93%	1.25%	1.25%	4.55%	4.55%
Fidelity VIP Contrafund Portfolio
2024	1		97.13	97.13	121	0.19%	1.25%	1.25%	32.12%	32.12%
2023	2		73.52	73.52	98	0.48%	1.25%	1.25%	31.80%	31.80%
2022	2		55.78	55.78	92	0.51%	1.25%	1.25%	(22.97)%	(22.97)%
2021	2		72.41	72.41	123	0.06%	1.25%	1.25%	19.27%	19.27%
2020	2		60.71	60.71	99	0.26%	1.25%	1.25%	28.96%	28.96%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Government Money Market Portfolio, Initial Class
2024	39	$10.28	$10.25	$401	3.36%	0.50%	1.00%	2.59%	2.11%
Janus Henderson Flexible Bond Portfolio
2024	18	26.18	26.18	476	8.99%	0.50%	0.50%	1.45%	1.45%
2023	2	25.81	25.81	57	4.22%	0.50%	0.50%	4.98%	4.98%
2022	2	24.59	24.59	59	2.31%	0.50%	0.50%	(14.12)%	(14.12)%
2021	4	28.63	28.63	101	1.98%	0.50%	0.50%	(1.35)%	(1.35)%
2020	4	29.02	29.02	110	3.14%	0.50%	0.50%	9.94%	9.94%
Neuberger Berman AMT Sustainable Equity Portfolio, Class I
2024	13	62.41	62.41	808	0.21%	0.50%	0.50%	25.21%	25.21%
2023	15	49.84	49.84	740	0.35%	0.50%	0.50%	26.27%	26.27%
2022	15	39.47	39.47	605	0.45%	0.50%	0.50%	(19.26)%	(19.26)%
2021	16	48.89	48.89	760	0.37%	0.50%	0.50%	23.48%	23.48%
2020	17	39.59	39.59	688	0.67%	0.50%	0.50%	18.97%	18.97%
Templeton Foreign VIP Fund, Class 1
2024	6	24.15	24.15	155	2.59%	0.50%	0.50%	(1.29)%	(1.29)%
2023	6	24.47	24.47	155	3.36%	0.50%	0.50%	20.49%	20.49%
2022	6	20.31	20.31	129	3.00%	0.50%	0.50%	(7.86)%	(7.86)%
2021	8	22.04	22.04	178	2.07%	0.50%	0.50%	3.93%	3.93%
2020	10	21.21	21.21	205	3.70%	0.50%	0.50%	(1.41)%	(1.41)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, and include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.